Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Interest-bearing:
Savings deposits	₨ 1,935,786.3	$ 29,850.2	₨ 1,478,861.2
Time deposits	3,341,857.7	51,532.1	3,096,553.3
Total interest-bearing deposits	5,277,644.0	81,382.3	4,575,414.5
Non-interest-bearing deposits	1,153,678.9	17,790.0	882,445.8
Total	₨ 6,431,322.9	$ 99,172.3	₨ 5,457,860.3